Note 14 - Subsequent Events (Details Textual) - USD ($) $ in Millions			1 Months Ended	11 Months Ended
	Apr. 01, 2024	Feb. 26, 2024	Jul. 31, 2023	Dec. 13, 2023
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation				193
Stock Issued During Period, Shares, New Issues			63,422
Subsequent Event [Member]
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation		36
Stock Issued During Period, Shares, New Issues		495,959
Forecast [Member] | Prefunded Warrant [Member]
Number of Warrants Per Unit	1
Forecast [Member] | Series A Warrant [Member]
Number of Warrants Per Unit	1
Forecast [Member] | Private Placement [Member]
Equity Offering, Number of Units Sold	2,532,285
Number of Shares Per Unit	1
Proceeds From Issuance or Sale of Equity, Gross	$ 50.0
Proceeds from Issuance or Sale of Equity	$ 99.4